Assets Held for Sale (Details) $ in Thousands	4 Months Ended
	Sep. 30, 2021 USD ($) agreement	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Assets held for sale	$ 25,701		$ 8,057
Number of Memoranda of Agreement entered with unrelated third parties | agreement	2
MV Koulitsa
Discontinued Operations and Disposal Groups [Abstract]
Carrying value of the vessel	$ 7,643
Carrying value of bunkers and lubricants onboard	109
Sale price of the vessel		$ 13,600
MV Pedhoulas Fighter
Discontinued Operations and Disposal Groups [Abstract]
Carrying value of the vessel	17,846
Carrying value of bunkers and lubricants onboard	103
Sale price of the vessel	$ 23,700